Intangible Assets	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Intangible Assets [Text Block]
6.	Intangible Assets

Intangible assets of the Company consisted of the following at October 31, 2015 and January 31, 2015:

	October 31,	January 31,	Useful life
	2015	2015	(Years)

Trade Names/Trademarks	$71,935	$39,781	Indefinite
Website	49,512	49,512	2

	121,447	89,293
Less: accumulated amortization	(49,512)	(45,137)

	$71,935	$44,156

Amortization expense for the three and nine month periods ended October 31, 2015 was $Nil and $4,375, respectively (2014: $3,874 and $15,002, respectively).

6.        Intangible Assets

Intangible assets of the Company consisted of the following at January 31, 2015 and 2014:

			Useful life
	2015	2014	(Years)

Trade Names/Trademarks	$39,781	$24,874	Indefinite
Website	49,512	44,512	2

	89,293	69,386
Less: accumulated amortization	(45,137)	(29,509)

	$44,156	$39,877

Amortization expense for the year ended January 31, 2015 was $23,270 (2014: $21,054).